UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066 x. 104

Date of fiscal year end: March 31

Date of reporting period: March 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Prasad Growth Fund

March 31, 2003

PRASAD GROWTH FUND

LETTER TO SHAREHOLDERS

MARCH 31, 2003

Dear Shareholders,

Since the stock market peaked in March of 2000, we have had only major waves of selling until the mid October of 2002. In mid March of 2003 the market retested the low of October 2002 and from then on the market has been steadily improving and showing good strength. Money flow into the market has improved. The major indices are above their 200 day moving averages.

The Iraq war is over. The oil prices have slumped and this is great for the world economy. President Bush has introduced a tax cut as a part of his economic stimulus package.  Next year is the presidential election year. Usually the stock market does well during the election year and the prior year. The interest rates have been going down and it is a great stimulus to business and productivity.  Companies will refinance their debt and start paying lower interest which will improve their bottom lines. Because fixed income securities will not yield much, more money will find its way into the stock market and this will push the stock prices higher.

At this time the leading sectors are drug, utility, healthcare, petroleum, media, telecom, software, internet, insurance, instruments and financial.  I try to invest in stocks in these top sectors. I look at the value of each stock relative to the current price, the expected value in about three years, safety of the company, the debt ratio, relative strength of the stock, the growth rate compared to the earnings, market capitalization, average daily volume, chart pattern, etc. At this time the fund is invested approximately 89% in stocks and the rest in money market funds.

The general market direction has been affecting the stock prices quite a bit in the past few years irregardless of the quality of the stocks in the portfolio. All the growth funds have been affected quite a bit.  Hopefully we are out of the bear market as of this month.  With low oil prices, low interest rates and tax cuts businesses and economy should improve and thus the stock market.

I thank you for your continued support and wish you well.  Kindly keep looking at the website of the fund, “Prasad.net”.

Sincerely,

/s/Raj Prasad

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.  Return and share price will fluctuate so that shares when redeemed may be worth more or less than original cost.

Prasad Growth Fund

	Schedule of Investments
		March 31, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Biotechology & Drugs
1,600	Albany Molecular Research Inc.	$ 23,856
2,000	Noven Pharmaceuticals	28,240
600	Pharmaceutical Resources, Inc	25,488
1,400	SICOR, Inc.	23,380
		100,964	18.21%

Business Service Staffing
1	Labor Ready Inc.	6	0.00%

Capital Goods
600	Enginered Support System, Inc. *	23,490	4.24%

Communications Services
1,000	J2 Global Communications, Inc.	28,340	5.11%

Computer Services
2,000	LendingTree, Inc.	23,340
1,200	Overture Services, Inc.	18,204
2,200	PEC Solutions, Inc.	25,916
		67,460	12.17%

Computer Storage Devices
1,000	Hutchson Technology, Inc.	24,720
2,300	Seagate Technology *	23,736
2,800	Western Digital Corp.	25,368
		73,824	13.31%

Internet Network
15,000	Xcelera, Inc.	9,300	1.68%

Medical Equipment & Supplies
600	Henry Schein, Inc.	27,060	4.88%

Oil Well Services & Equipment
1,200	Global SantaFe Corporation *	24,780	4.47%

Retail
4,000	Bombay Co, Inc.	21,800
2,000	Dollar General *	24,420
		46,220	8.34%

Savings & Loans
1,000	Dime Community Bancshares *	22,830	4.12%

Software & Programming
2,000	Firstwave Technologies, Inc.	28,380
2,000	Versity Ltd.	18,480
		46,860	8.45%

Telecommunications Equipment
250	Opticnet, Inc.	250	0.05%

Telecommunications Services
7,000	ACT Teleconferencing, Inc.	12,180
3,000	Nortel Inversora S.A.	5,790
		17,970	3.24%

Transportation
2,250	A.C.L.N. Limited	90	0.02%

	Total Stocks	$ 489,444	88.27%

CALL OPTIONS
Biotechnology & Drugs
5,000	Dr. Reddy's Lab April 2003 Call @ 20	1,250
3,000	Ribapharm June 2003 Call @ 7.5	300
		1,550	0.28%

Computer Hardware
5,000	Concurrent Computer May 2003 Call @ 5	2,250	0.41%

Instruments
5,000	Sanmia-SCA April 2003 Call @ 5	250	0.05%

Semiconductors
4,000	ESS Technology April 2003 Call @ 10	800	0.14%

Software & Programming
3,000	Amdocs Ltd. April 03 Call @ 12.5	3,150	0.57%

	Total Call Options	$ 8,000	1.44%

Money Market Funds
10,179	Fifth Third Prime Money Market 1.23%	10,179	1.84%

	Total Money Market Funds	$ 10,179	1.84%

	Total Investments (Cost - $599,945)	507,623	91.55%

	Other Assets Less Liabilities	46,877	8.45%

	Net Assets	$ 554,500	100.00%

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Assets and Liabilities
March 31, 2003

Assets:
Investment Securities at Market Value	$ 507,623
(Identified Cost - $599,945)
Cash	10,922
Receivables:
Dividends and Interest	99
Securities Sold	161,864
Total Assets	680,508
Liabilities
Accrued Management Fees	709
Securities Purchased	125,299
Total Liabilities	126,008
Net Assets	$ 554,500
Net Assets Consist of:
Capital Paid In	1,720,778
Accumulated Realized Loss on Options - Net	(254,671)
Accumulated Realized Loss on Investments - Net	(819,285)
Unrealized Depreciation in Value of Investments Based on Identified Cost - Net	(92,322)
Net Assets, for 167,084 Shares Outstanding	$ 554,500
Net Asset Value and Redemption Price
Per Share ($554,500/167,084 shares)	$ 3.32

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Operations
For the year ended March 31, 2003
Investment Income:
Dividends	$ 2,929
Interest	2,158
Total Investment Income	5,087
Expenses
Management Fees (Note 2)	9,974
Total Expenses	9,974

Net Investment Income (Loss)	(4,887)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(92,464)
Realized Loss on Options	(8,089)
Unrealized Depreciation on Investments	(92,902)
Net Realized and Unrealized Loss on Investments	(193,455)

Net Decrease in Net Assets from Operations	$ (198,342)

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Changes in Net Assets
	4/1/2002	4/1/2001
	to	to
	3/31/2003	3/31/2002
From Operations:
Net Investment Loss	$ (4,887)	$ (7,464)
Net Realized Loss on Investments	(92,464)	(463,948)
Net Realized Loss on Options	(8,089)	(38,037)
Net Unrealized Depreciation	(92,902)	646,563
Increase (Decrease) in Net Assets from Operations	(198,342)	137,114
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Increase (Decrease) from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	34,406	79,520
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(104,578)	(81,259)
Net Decrease from Shareholder Activity	(70,172)	(1,739)

Net Increase (Decrease) in Net Assets	(268,514)	135,375

Net Assets at Beginning of Period	823,014	687,639

Net Assets at End of Period	$ 554,500	$ 823,014

Share Transactions:
Issued	9,191	16,632
Reinvested	0	0
Redeemed	(30,948)	(17,556)
Net decrease in shares	(21,757)	(924)
Shares outstanding beginning of period	188,841	189,765
Shares outstanding end of period	167,084	188,841

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2002	4/1/2001	4/1/2000	4/1/1999	11/23/1998**
	to	to	to	to	to
	3/31/2003	3/31/2002	3/31/2001	3/31/2000	3/31/1999
Net Asset Value -
Beginning of Period	$ 4.36	$ 3.62	$ 17.60	$ 10.46	$ 10.00
Net Investment Income	(0.03)	(0.04)	(0.01)	(0.12)	(0.05)
Net Gains or Losses on Securities (realized and unrealized)	(1.01)	0.78	(9.50)	7.26	0.51
Total from Investment Operations	(1.04)	0.74	(9.51)	7.14	0.46
Dividends
(from net investment income)	0.00	0.00	0.00	0.00	0.00
(from capital gains)	0.00	0.00	(4.47)	0.00	0.00
Total Distributions	0.00	0.00	(4.47)	0.00	0.00
Net Asset Value -
End of Period	$ 3.32	$ 4.36	$ 3.62	$ 17.60	$ 10.46

Total Return	-24.31%	20.44%	-67.00%	68.26%	13.37%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	555	823	688	1,683	210

Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	(0.74)%	(0.87)%	(0.10)%	(1.21)%	(1.08)%
Portfolio Turnover Rate	563.67%	523.69%	1013.09%	455.07%	272.04%

* Annualized
**Commencement of operations

The accompanying notes are an integral part of the financial statements.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2003

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The Advisor pays all expenses of the fund except for brokerage fees, taxes interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may waive some or all of the fees and may reimburse expenses of the Fund.  The Fund paid investment management fees of $9,974 during the year ending March 31, 2003.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2003

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At March 31, 2003 an indefinite number of shares of capital stock were authorized, and paid-in capital amounted to $1,720,778.

5.)

PURCHASES AND SALES OF SECURITIES

During the year ending March 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,989,440 and $3,157,466 respectively.  There were no purchases or sales of U.S. Government obligations.

6.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at March 31, 2003 was $599,932. The difference between book cost and tax cost consists of wash sales in the amount of $10,577.  At March 31, 2003, the composition of unrealized appreciation and depreciation was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
26,109	(118,431)	(92,322)

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2003

7.)

CAPITAL LOSS CARRY FOWARDS

As of March 31, 2003, the Fund has federal income tax capital loss carryforwards of $1,063,379, expires between 2008 and 2011.

                                Board of Trustees

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
			.
Rajendra Prasad, M.D. 1310 East Ocean Blvd. #1204 Long Beach, CA 90802 Age: 57	Trustee	5 years	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	0
Samir Thakkar MBA, ChFC, CFP 575 Anton Boulevard, Suite 860 Costa Mesa, CA 92626	Trustee	5 years	Managing Partner and Registered Principal 20/20 Financial Advisers, L. L. C.	1	0
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274	Trustee	1 month	Chief Information Officer AppleCare Medical Management	1	0

Prasad Series Trust Privacy Policy

In the course of doing business with Prasad Series Trust, you share personal and financial information with us.  We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone.  For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us.  On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.  We may share that information with companies that perform services for Prasad Series Trust.  When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within Prasad Series Trust, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

Board of Trustees

Rajendra Prasad

Samir Thakkar

Ratan Lalchandani

Investment Adviser

Mutual Funds Leader, Inc.

1310 East Ocean Blvd. #1204

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio 44141

Custodian

Fifth Third Bank

Mutual Fund Services

38 Fountain Square Plaza

MD 1090E5

Cincinnati, OH  45263

Counsel

Michael J. Meaney, Esq.

Benesch, Friedlander, Coplan & Aronoff LLP

2300 BP America Building

200 Public Square

Cleveland, Ohio 44114

Independent Auditors

William A. Meyler, P.C.

1715 Highway 35

Middletown, NJ 07748

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)  Not applicable.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a) Not applicable.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date 06/10/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date 06/10/03

* Print the name and title of each signing officer under his or her signature.

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